Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) - Receivables Acquired with Deteriorated Credit Quality [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 86	$ 677
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	86	237
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	0	383
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	0	57
Pass [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	8	402
Pass [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	8	92
Pass [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	0	263
Pass [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	0	47
Criticized [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	78	275
Criticized [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	78	145
Criticized [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	0	120
Criticized [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 0	$ 10